Note 13 - Subsequent Events (Details Textual)					1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 02, 2019	Aug. 01, 2019	May 31, 2019 USD ($)	May 03, 2019 USD ($) shares	Aug. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jun. 20, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Nov. 24, 2015
Proceeds from issuance of convertible promissory notes - related party										$ 3,996,000	$ 1,500,000	$ 4,500,000
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total								$ 2,000,000
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total			$ 500,000				$ 500,000
Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%				8.00%
Oxford Finance, LLC [Member] | Term Loans [Member]
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid															$ 200,000	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																	7.06%
Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Debt Instrument, Increase of Periodic Payments Upon Delivery of Executed Term Sheet									240 days
Proceeds from Noncontrolling Interests									$ 20,000,000
Restricted Cash, Total										$ 200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid									$ 50,000				$ 20,000
Subsequent Event [Member]
Merger Agreement, Percentage Ownership in Combined Company, Acquirer				86.00%
Merger Agreement, Percentage Ownership in Combined Company, Acquiree				14.00%
Subsequent Event [Member] | Minimum [Member]
Proceeds From Issuance Or Sale Of Equity					$ 1,000,000
Subsequent Event [Member] | Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	2	2
Subsequent Event [Member] | Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10	10
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount, Principal				$ 3,000,000
Debt Conversion, Original Debt, Amount, Cumulative Accrued Interest				$ 203,000
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares				10,223,996
Subsequent Event [Member] | Domain [Member]
Proceeds from issuance of convertible promissory notes - related party						$ 600,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Subsequent Event [Member] | Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total								$ 2,000,000
Debt Instrument, Maturity Date								Apr. 26, 2020
Subsequent Event [Member] | Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total							$ 500,000
Debt Instrument, Maturity Date							May 29, 2020
Subsequent Event [Member] | Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%				8.00%
Subsequent Event [Member] | Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Delivery of Executed Term Sheet									60 days
Debt Instrument, Increase of Periodic Payments Upon Delivery of Executed Term Sheet									240 days
Proceeds from Noncontrolling Interests									$ 20,000,000
Restricted Cash, Total														$ 200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid									$ 50,000